STOCK OPTION RESERVE (Details 4) - $ / shares	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 15.19	$ 17.75
Weighted average remaining contractual life (in years)	8 years 4 months 28 days	9 years 14 days
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 162.14
Weighted average remaining contractual life (in years)		3 months 18 days